Fair values of financial instruments carried at fair value - Movement in Level 3 financial instruments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Reconciliation of changes in fair value measurement, assets [abstract]
– available-for-sale investments: fair value gains/(losses)		$ (220)	$ 1,447
– cash flow hedges: fair value gains/(losses)	$ (276)	(165)	(881)
– exchange differences	(4,252)	3,669	5,270
Financial assets	323,199
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value gains/(losses)		(220)	1,447
– fair value losses	(276)	(165)	(881)
– other exchange differences	(4,252)	3,669	5,270
Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	12,388
Financial assets	16,251	12,388
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities	6,144
Financial liabilities	6,300	6,144
Trading liabilities | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities	184,361
Financial liabilities	83,845	184,361
Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– available-for-sale investments: fair value gains/(losses)	0	0	0
– cash flow hedges: fair value gains/(losses)	0	0	0
– exchange differences	(2)	87	82
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities	4,200	4,050	3,582
Total gains/(losses) recognised in profit or loss	(2)	51	103
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(2)	87	82
– fair value gains/(losses)	0	0	0
– fair value losses	0	0	0
– other exchange differences	(2)	87	82
Purchases	2	5	0
New issuances	5	938	977
Sales	(4)	0	(12)
Settlements	0	(565)	(433)
Transfers out	(17)	(407)	(271)
Transfers in	0	41	22
Financial liabilities	75	4,200	4,050
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	(5)	(345)	228
Financial liabilities designated at fair value | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities	94,429
Financial liabilities	151,985	94,429
Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– available-for-sale investments: fair value gains/(losses)	0	0	0
– cash flow hedges: fair value gains/(losses)	0	0	0
– exchange differences	(72)	0	1
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities	0	1	37
Total gains/(losses) recognised in profit or loss	(460)	(1)	(4)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(72)	0	1
– fair value gains/(losses)	0	0	0
– fair value losses	0	0	0
– other exchange differences	(72)	0	1
Purchases	46	0	0
New issuances	1,309	0	0
Sales	0	0	0
Settlements	(172)	0	0
Transfers out	(479)	0	(33)
Transfers in	76	0	0
Financial liabilities	4,355	0	1
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	82	0	0
Derivatives | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities	216,821
Financial liabilities	222,961	216,821
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– available-for-sale investments: fair value gains/(losses)	0	0	0
– cash flow hedges: fair value gains/(losses)	2	3	(38)
– exchange differences	(36)	55	100
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities	1,944	2,063	2,300
Total gains/(losses) recognised in profit or loss	(185)	361	39
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(34)	58	62
– fair value gains/(losses)	0	0	0
– fair value losses	2	3	(38)
– other exchange differences	(36)	55	100
Purchases	0	23	0
New issuances	0	0	0
Sales	0	(12)	0
Settlements	317	(190)	67
Transfers out	(235)	(605)	(425)
Transfers in	58	246	20
Financial liabilities	1,870	1,944	2,063
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	(111)	(503)	106
Available for sale
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	336,157
Financial assets		336,157
Available for sale | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	336,067
Financial assets	323,681	336,067
Available for sale | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	3,432	3,449	3,476
Total gains/(losses) recognised in profit or loss	253	22	329
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	64	155	(84)
– available-for-sale investments: fair value gains/(losses)	57	120	(150)
– cash flow hedges: fair value gains/(losses)	0	0	0
– exchange differences	7	35	66
Purchases	242	150	50
New issuances	0	0	0
Sales	(24)	(403)	(536)
Settlements	(70)	(59)	(10)
Transfers out	(373)	(95)	(470)
Transfers in	369	213	694
Financial assets	2,228	3,432	3,449
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	(7)	23
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value gains/(losses)	57	120	(150)
– fair value losses	0	0	0
– other exchange differences	7	35	66
Trading | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	287,995
Financial assets	247,892	287,995
Trading | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	5,052	4,804	6,489
Total gains/(losses) recognised in profit or loss	228	(110)	(78)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(201)	44	62
– available-for-sale investments: fair value gains/(losses)	0	0	0
– cash flow hedges: fair value gains/(losses)	0	(1)	0
– exchange differences	(201)	45	62
Purchases	4,032	868	635
New issuances	975	0	0
Sales	(1,212)	(1,060)	(2,161)
Settlements	(1,682)	(34)	(297)
Transfers out	(941)	(114)	(35)
Transfers in	268	654	189
Financial assets	6,547	5,052	4,804
Unrealised gains/(losses) recognised in profit or loss relating to assets held	(47)	(138)	28
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value gains/(losses)	0	0	0
– fair value losses	0	(1)	0
– other exchange differences	(201)	45	62
Financial assets designated at fair value | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	29,464
Financial assets	40,678	29,464
Financial assets designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	1,460	1,067	730
Total gains/(losses) recognised in profit or loss	245	(150)	43
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(92)	3	4
– available-for-sale investments: fair value gains/(losses)	0	0	0
– cash flow hedges: fair value gains/(losses)	6	3	0
– exchange differences	(98)	0	4
Purchases	1,202	806	321
New issuances	0	0	0
Sales	(98)	(129)	(1)
Settlements	(213)	(138)	(28)
Transfers out	(31)	(1)	(2)
Transfers in	36	2	0
Financial assets	5,006	1,460	1,067
Unrealised gains/(losses) recognised in profit or loss relating to assets held	177	(169)	23
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value gains/(losses)	0	0	0
– fair value losses	6	3	0
– other exchange differences	(98)	0	4
Derivatives | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	219,818
Financial assets	227,972	219,818
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	2,444	2,669	2,752
Total gains/(losses) recognised in profit or loss	126	202	(50)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(56)	89	99
– available-for-sale investments: fair value gains/(losses)	0	0	0
– cash flow hedges: fair value gains/(losses)	6	7	(30)
– exchange differences	(62)	82	129
Purchases	0	2	0
New issuances	0	1	0
Sales	0	(8)	0
Settlements	137	(7)	(53)
Transfers out	(199)	(721)	(164)
Transfers in	18	217	85
Financial assets	2,470	2,444	2,669
Unrealised gains/(losses) recognised in profit or loss relating to assets held	44	266	(48)
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value gains/(losses)	0	0	0
– fair value losses	6	7	(30)
– other exchange differences	(62)	82	129
Net income from financial instruments held for trading or managed on a fair value basis | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	(2)	51	103
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	(5)		228
Net income from financial instruments held for trading or managed on a fair value basis | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0		0
Net income from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	(185)	361	39
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	(111)		106
Net income from financial instruments held for trading or managed on a fair value basis | Available for sale | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0		0
Net income from financial instruments held for trading or managed on a fair value basis | Trading | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	228	(110)	(78)
Unrealised gains/(losses) recognised in profit or loss relating to assets held	(47)		28
Net income from financial instruments held for trading or managed on a fair value basis | Financial assets designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0		0
Net income from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	126	202	(50)
Unrealised gains/(losses) recognised in profit or loss relating to assets held	44		(48)
Net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0		0
Net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	(460)	(1)	(4)
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	82		0
Net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0		0
Net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Available for sale | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0		0
Net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Trading | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0		0
Net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Financial assets designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	(150)	43
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0		23
Net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0		0
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Available for sale | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial assets designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	245
Unrealised gains/(losses) recognised in profit or loss relating to assets held	177
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0
Gains less losses from financial investments | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
Gains less losses from financial investments | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
Gains less losses from financial investments | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
Gains less losses from financial investments | Available for sale | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	253	7	306
Gains less losses from financial investments | Trading | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
Gains less losses from financial investments | Financial assets designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
Gains less losses from financial investments | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
Trading income/(expense) excluding net interest income | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		(345)
Trading income/(expense) excluding net interest income | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		0
Trading income/(expense) excluding net interest income | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		(503)
Trading income/(expense) excluding net interest income | Available for sale | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets held		0
Trading income/(expense) excluding net interest income | Trading | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets held		(138)
Trading income/(expense) excluding net interest income | Financial assets designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets held		0
Trading income/(expense) excluding net interest income | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets held		266
Net income/(expense) from other financial instruments designated at fair value | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		0
Net income/(expense) from other financial instruments designated at fair value | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		0
Net income/(expense) from other financial instruments designated at fair value | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		0
Net income/(expense) from other financial instruments designated at fair value | Available for sale | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets held		0
Net income/(expense) from other financial instruments designated at fair value | Trading | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets held		0
Net income/(expense) from other financial instruments designated at fair value | Financial assets designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets held		(169)
Net income/(expense) from other financial instruments designated at fair value | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets held		0
Loan impairment charges and other credit risk provisions (‘LICs’) | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	0	0
Loan impairment charges and other credit risk provisions (‘LICs’) | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	0	0
Loan impairment charges and other credit risk provisions (‘LICs’) | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	0	0
Loan impairment charges and other credit risk provisions (‘LICs’) | Available for sale | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	15	23
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	(7)	23
Loan impairment charges and other credit risk provisions (‘LICs’) | Trading | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0	0
Loan impairment charges and other credit risk provisions (‘LICs’) | Financial assets designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0	0
Loan impairment charges and other credit risk provisions (‘LICs’) | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	$ 0	$ 0
Fair value gains transferred to the income statement on disposal | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0
Fair value gains transferred to the income statement on disposal | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0
Fair value gains transferred to the income statement on disposal | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0
Fair value gains transferred to the income statement on disposal | Available for sale | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0
Fair value gains transferred to the income statement on disposal | Trading | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0
Fair value gains transferred to the income statement on disposal | Financial assets designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0
Fair value gains transferred to the income statement on disposal | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	$ 0